Intangible assets (Tables)	12 Months Ended
Mar. 31, 2023
Intangible assets and goodwill [abstract]
Disclosure of Reconciliation of Changes in Intangible Assets and Goodwill

(EUR thousand)
	Goodwill	Trademarks	Customer relationships	Other intangible assets	Software	Total
Opening balance as of April 1, 2022	487,685	46,025	669,145	10,247	144,224	1,357,326
Acquisition of subsidiaries	29,239	—	4,466	—	2,738	36,443
Purchases	—	—	2,577	869	25,688	29,134
Disposals	—	—	—	(557)	(1,420)	(1,977)
Disposal of subsidiary	—	—	—	—	(687)	(687)
Exchange differences	(4,651)	(116)	(285)	(301)	(3,088)	(8,441)
Accumulated acquisition values	512,273	45,909	675,903	10,258	167,455	1,411,798

Opening balance as of April 1, 2022	—	(21,624)	(653,403)	(8,347)	(83,916)	(767,290)
Amortization	—	(2,237)	(12,459)	(909)	(21,390)	(36,995)
Disposals	—	—	—	157	1,086	1,243
Disposal of subsidiary	—	—	—	—	416	416
Exchange differences	—	—	99	234	2,163	2,496
Accumulated amortization	—	(23,861)	(665,763)	(8,865)	(101,641)	(800,130)

Opening balance as of April 1, 2022	(2,063)	—	—	(498)	(3,449)	(6,010)
Impairment	—	—	—	—	(247)	(247)
Reversal of impairment	—	—	—	—	—	—
Disposals	—	—	—	—	37	37
Exchange differences	48	—	—	—	12	60
Accumulated impairment	(2,015)	—	—	(498)	(3,647)	(6,160)

Net book value as of March 31, 2023	510,258	22,048	10,140	895	62,167	605,508

(EUR thousand)
	Goodwill	Trademarks	Customer relationships	Other int. assets	Software	Total
Opening balance as of April 1, 2021	477,865	45,974	667,697	9,724	125,810	1,327,070
Acquisition of subsidiaries	7,829	—	—	—	1,236	9,065
Purchases	—	—	1,331	418	17,093	18,842
Disposals	—	—	—	(7)	(926)	(933)
Reclassifications	—	—	—	95	(95)	—
Exchange differences	1,991	51	117	17	1,106	3,282
Accumulated acquisition values	487,685	46,025	669,145	10,247	144,224	1,357,326

Opening balance as of April 1, 2021	—	(19,387)	(606,140)	(7,338)	(62,891)	(695,756)
Amortization	—	(2,237)	(47,222)	(1,024)	(20,680)	(71,163)
Disposals	—	—	—	7	468	475
Exchange differences	—	—	(41)	8	(813)	(846)
Accumulated amortization	—	(21,624)	(653,403)	(8,347)	(83,916)	(767,290)

Opening balance as of April 1, 2021	(1,975)	—	—	(498)	(3,462)	(5,935)
Impairment	—	—	—	—	(543)	(543)
Reversal of impairment	—	—	—	—	95	95
Disposals	—	—	—	—	458	458
Exchange differences	(88)	—	—	—	3	(85)
Accumulated impairment	(2,063)	—	—	(498)	(3,449)	(6,010)

Net book value as of March 31, 2022	485,622	24,401	15,742	1,402	56,859	584,026

Disclosure of Goodwill and Customer Relationships by Operating Segment	The following is a summary of goodwill allocation for each operating segment / business:

(EUR thousand)	As of March 31
Goodwill	2023	2022
TFSS	362,069	361,879
AVPS	50,076	51,271
ZigZag	61,045	64,540
Yocuda	7,829	7,932
ShipUp	29,239	—
Total	510,258	485,622
The customer relationships have been split across the operating segments as follows:

(EUR thousand)	As of March 31
Customer relationships	2023	2022	PPA initial valuation
TFSS	—	10,562	610,789
AVPS	—	2,112	44,256
RTS	4,373	—	4,466
Total	4,373	12,674	659,511